Debt and Financing Arrangements Net Financing Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Debt Disclosure [Abstract]
Interest expense, net of capitalized interest costs	$ 293	$ 275	$ 238
Bank fees and bond cost amortization	30	21	15
Interest income	(12)	(7)	(8)
Net foreign exchange results for financing activities	(22)	(15)	(19)
Net financing charges	$ 289	$ 274	$ 226